Consolidated statements of operations (Parenthetical) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based compensation		€ 17,300	€ 15,100	€ 19,900
Amortization of intangible assets	[1]	136	373	1,685
Internal use software costs
Amortization of intangible assets		5,000	4,600	4,300
Acquired technology
Amortization of intangible assets		136	84	143
Cost of Sales [Member]
Share-based compensation		257	243	269
Related party expense		0	(32)	44
Selling and Marketing Expense [Member]
Share-based compensation		1,104	1,169	2,359
Related party expense		111	133	263
Selling and Marketing Expense [Member] | Internal use software costs
Amortization of intangible assets		98	188	360
Research and Development Expense [Member]
Share-based compensation		3,897	3,808	5,978
Related party expense		48	97	465
Research and Development Expense [Member] | Internal use software costs
Amortization of intangible assets		4,566	3,926	3,239
General and Administrative Expense [Member]
Share-based compensation		12,003	9,859	11,285
Related party expense		0	31	43
General and Administrative Expense [Member] | Internal use software costs
Amortization of intangible assets		€ 313	€ 491	€ 656

[1]

(2) Includes amortization as follows:
Amortization of internal use software costs included in selling and marketing	€360	€188	€98
Amortization of internal use software and website development costs included in technology and content	3,239	3,926	4,566
Amortization of internal use software costs included in general and administrative	656	491	313
Amortization of acquired technology included in amortization of intangible assets	143	84	136